Net Gains on Sales of Loans (Details) - CNY (¥)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Net (Losses)/Gains on Sales of Loans [Abstract]
Net gains on sale of loans	¥ 51,040,366	¥ 17,878,084